File Number:
85-11249
For the reporting period ended December 31, 2001

02004505

RECEIVED MAR 07 2002 143

OMB APPROVAL	
OMB Number:	3235-0337
Expires:	July 31, 2003
Estimated average burden hours per full response	6.00
Estimated average burden hours per intermediate response	1.50
Estimated average burden hours per minimum response	.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)
Harford National Bank
F/K HARFORD BANK

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED AUG 05 2002 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

III. Federal Information Law and Requirements.

SEC's Collection of Information: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - ☐ Comptroller of the Currency
   - ☒ Federal Deposit Insurance Corporation
   - ☐ Board of Governors of the Federal Reserve System
   - ☐ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

   - ☐ Yes, filed amendment(s)
   - ☒ No, failed to file amendment(s) SEE ATTACHMENTS
   - ☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 109

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 698

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 391

c. Number of individual securityholder DRS accounts as of December 31: 109

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%					

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:						
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .... ________
   b. Number of issues for which DRS services were provided, as of December 31: .... ________
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .... ________
      ii. amount (in dollars) .... ________

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues		
ii. Market value (in dollars)		

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .... ________

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

____
____
____
____

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☐ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ________

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ________

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... ________
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... ________

11. a. **During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:**

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
	NONE	

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title:
Patricia J. Ballard	VICE PRESIDENT Telephone number: 410-272-5000
Name of Official responsible for Form: (First name, Middle name, Last name) PATRICIA J. BALLARD	Date signed (Month/Day/Year): 2/26/02

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):

February 26, 2002

Item 3 b. We neglected to realize that the name change required an amendment to the TA-1. We have since complied and a copies are enclosed.

AL USE
FILE NUMBER

Agency	OMB No.	Expiration Date
FDIC	3064-0026	07-31-2004
FRB	7100-0099	04-30-2004
OCC	1557-0124	08-31-2004

TRANSFER AGENT REGISTRATION AND AMENDMENT FORM
FORM TA-1

se print or type all responses. Complete all items for both registrations and amendments. Read all instructions before completing the form. Detailed dance for each item on Form TA-1 appears in Part II (Special Instructions) of the Instructions for Form TA-1.

1. APPROPRIATE REGULATORY AGENCY *(Check One)* *[Click for Instructions]*

- [ ] Comptroller of the Currency *[Click for OCC Instructions]*
- [X] Federal Deposit Insurance Corporation *[Click for FDIC Instructions]*
- [ ] Board of Governors of the Federal Reserve System *[Click for FRB Instructions]*

2. FILING STATUS OF THIS FORM *(Check One)* *[Click for Instructions]*

- [X] Registration
- [ ] Amendment to Registration

3. FULL NAME OF REGISTRANT

Harford Bank *[Click for Instructions]*

Previous Name of Registrant Organization (if Being Amended for Name Change):

[Click for Instructions]

4. FINANCIAL INDUSTRY NUMBER STANDARD (FINS) NUMBER *[Click for Instructions]*

2	4	2	6	0	2

5. MAIN OFFICE LOCATION OF REGISTRANT *[Click for Instructions]*

Number and Street	City	State	9-Digit Zip Code
8 W. Bel Air Ave.	Aberdeen	MD	21001

6. MAILING ADDRESS *[Click for Instructions]*

Number and Street	City	State	9-Digit Zip Code
P.O. Box 640			
8 W. Bel Air Ave.	Aberdeen	MD	21001

7. TELEPHONE NUMBER *[Click for Instructions]*

Area Code	Number
410	272-5000

8. PRINCIPAL LOCATION (OF THE REGISTRANT) WHERE TRANSFER AGENT PROCESSING ACTIVITIES

(If Different from Response to Question 5.) *[Click for Instructions]*

Number and Street	City	State	9-Digit Zip Code

9. LIST ALL OTHER LOCATIONS (OF THE REGISTRANT), WHERE TRANSFER AGENT PROCESSING ACTIVITIES ARE CONDUCTED.

(Locations Different from Responses to Questions 5 and 8 above.) *[Click for Instructions]*

Number and Street	City	State	9-Digit Zip Code

J. DOES REGISTRANT ACT (OR WILL IT ACT) AS A TRANSFER AGENT SOLELY FOR ITS OWN SECURITIES AND/OR SECURITIES OF AN AFFILIATE(S)?

[X] Yes *[Click for Instructions]*

[ ] No

1. HAS THE REGISTRANT CONTRACTED TO HAVE AN OUTSIDE ORGANIZATION PERFORM TRANSFER AGENT FUNCTIONS IN THE REGISTRANT'S NAME? ("Private Label" Servicing)

[X] No *[Click for Instructions]*

If Yes, List the Name(s) of the Private Label Transfer Agents

ARA-Assigned Registered Transfer Agent #

8		-					
8		-					
8		-					

(ARA="Appropriate Regulatory Agency")

. DOES THE REGISTRANT PERFORM ANY PRIVATE LABEL TRANSFER AGENT SERVICES FOR ANOTHER REGISTERED TRANSFER AGENT?

[X] No *[Click for Instructions]*

If Yes, List the Name(s) of the Named Transfer Agents

ARA-Assigned Registered Transfer Agent #

8		-					
8		-					
8		-					
8		-					
8		-					

(ARA="Appropriate Regulatory Agency")

EXECUTION: The Registrant submitting this Form, and the person executing it, hereby represent that all the information contained herein is true, correct, and complete.

ATTENTION: Intentional misstatements or omissions of fact constitute Federal criminal violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

. FULL NAME AND TITLE OF OFFICIAL RESPONSIBLE FOR FORM *(Print or Type)* *[Click for Instructions]*

[First Name]	[Full Middle Name]	[Last Name]	[Title]
Charles	Henry	Jacobs, Jr.	President

SIGNATURE OF OFFICIAL RESPONSIBLE FOR FORM

16. DATE

December 20, 2001

GORDON■FEINBLATT
ROTHMAN, HOFFBERGER & HOLLANDER, LLC

ANDREW D. BULGIN
410.576.4280
FAX 410.576.4246
abulgin@gfrlaw.com

ATTORNEYS AT LAW
233 EAST REDWOOD STREET
BALTIMORE, MARYLAND
21202-3332
410.576.4000
www.gfrlaw.com

January 28, 2002

VIA FEDERAL EXPRESS

Mr. Mac Knowles
Office of the Comptroller of the Currency
250 E Street, S.W.
Mail Stop 7-7
Washington, D.C. 20219

Re: Transfer Agent Deregistration
Harford National Bank (Aberdeen, MD)
OCC Charter # 15314

Dear Mr. Knowles:

Harford National Bank, located in Aberdeen, Maryland, recently converted from a national banking association to a Maryland-chartered bank and is now doing business as "Harford Bank" (the "Bank"). In accordance with Section 17A(c) of the Securities Exchange Act of 1934, as amended, and 12 C.F.R. Part 341, the Bank registered as a transfer agent with its new primary federal regulator, the Federal Deposit Insurance Corporation, effective January 16, 2002.

Accordingly, and on behalf of the Bank, we hereby request that Harford National Bank be deregistered as a transfer agent with the Office of the Comptroller of the Currency.

Kindly date-stamp the enclosed copy of this letter and return it to us in the enclosed envelope.

GORDON•FEINBLATT
ROTHMAN, HOFFBERGER & HOLLANDER, LLC

Please do not hesitate to call me if you have any questions or need any other information regarding this matter.

Sincerely,

Andrew D. Bulgin

cc: Mr. Charles H. Jacobs, Jr.